INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2022	Apr. 01, 2021	Feb. 29, 2020
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 2,342,204
Deferred Income Tax Expense (Benefit)		$ (1,513,672)	(1,038,359)	(536,862)
Recognized tax benefits			17,334	904,643
Unrecognized tax benefits			921,977	904,643	$ 921,977	$ 904,643
Accrued interest and penalties			121,790	334,332
Foreign Startup Operation [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance			491,496	91,931
Deferred Income Tax Expense (Benefit)			$ 491,496	$ 91,931